PREPAYMENTS AND OTHER ASSETS	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
PREPAYMENTS AND OTHER ASSETS

(3) Prepayment and other assets

Prepayment and other assets consisted of the following as of March 31, 2025, and September 30, 2024:

	2025	2024
	（Unaudited）
Deposits	$8,547	$8,756
Employee petty cash	976	999
Patent application fee	114,196	48,787
Chemical synthesis costs	17,275	-
Pending deduction of VAT on purchases	98,691	96,740
Total	$239,685	$155,282

(3) Prepayments and other assets

Prepayment and other assets consisted of the following as of September 30, 2024, and 2023:

	2024	2023
Deposits	$8,756	$8,546
Employee petty cash	999	980
Prepaid R&D supplies	48,787	162
Pending deduction of VAT on purchases	96,740	91,961
Total	$155,282	$101,649